Discontinued Operations (Details Narrative) - USD ($) shares in Millions	1 Months Ended	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 29, 2024	Jan. 01, 2024
Purchase price		$ 22,000		$ 75,000
Loss on disposal of assets		(1,476,000)
Sales price in cash								$ 600,000
Net assets							$ 0
Carrying value of the assets			$ 0
Investment Product [Member]
Sales price in cash								$ 600,000
FG Group Holdings Inc [Member]
Stock issued during period, acquisition	0.6
Purchase price					$ 448,000	$ 915,000
Loss on disposal					2,300,000
Adjusted carrying value of assets and liabilities					0
Loss on disposal of assets					(5,000)	$ 474,000
FG Group Holdings Inc [Member] | Stock Purchase Agreement [Member]
Sales price					600,000
Purchase price					$ 600,000
Due date					The first installment payment was due in February 2024, but the payment has not been received from the purchaser, and the Company is uncertain if the cash purchase price will ultimately be received. As a result, the Company has adjusted the carrying value of the net assets related to Strong Studios to $0, which resulted in a loss on disposal of $0.6 million
Strong Global Entertainment Inc [Member]
Stock issued during period, acquisition	0.6
Loss on disposal					$ 2,300,000
Adjusted carrying value of assets and liabilities		0			0
Strong Global Entertainment Inc [Member] | Stock Purchase Agreement [Member]
Sales price		600,000			600,000
Purchase price		600,000			$ 600,000
Due date					The first installment payment was due in February 2024, but the payment has not been received from the purchaser, and the Company is uncertain if the cash purchase price will ultimately be received. As a result, the Company has adjusted the carrying value of the net assets related to Strong Studios to $
Adjusted carrying value of assets and liabilities		$ 0			$ 0
Loss on disposal of assets					$ 600,000
Discontinued operation settlement, description		The first installment payment was due in February 2024, but the payment has not been received from the purchaser, and the Company is uncertain if the cash purchase price will ultimately be received. As a result, the Company has adjusted the carrying value of the net assets related to Strong Studios to $0.